VESSELS AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of vessels and equipment, net:
Cost	$ 1,952,390,000	$ 1,665,039,000
Accumulated depreciation and amortization	(451,220,000)	(383,448,000)
Net book value	1,501,170,000	1,281,591,000
Number of owned shipping vessels	9	8
Interest Costs Capitalized	0	0	1,800,000
Amounts pledged as collateral	1,501,200,000	1,281,600,000
Drydocking
Components of vessels and equipment, net:
Cost	72,600,000	68,700,000
Accumulated depreciation and amortization	(27,900,000)	(16,600,000)
Mooring Costs [Member]
Components of vessels and equipment, net:
Cost	38,100,000
Accumulated depreciation and amortization	(9,600,000)	(6,000,000)
Vessels [Member]
Components of vessels and equipment, net:
Depreciation and amortization expense	72,600,000	55,100,000	35,200,000
NR Satu [Member]
Property, Plant and Equipment [Line Items]
Assets, Fair Value Disclosure	169,000
Components of vessels and equipment, net:
Net book value	220,000
Golar Mazo [Member]
Property, Plant and Equipment [Line Items]
Assets, Fair Value Disclosure	125,000
Components of vessels and equipment, net:
Net book value	154,000
Golar Winter [Member]
Property, Plant and Equipment [Line Items]
Assets, Fair Value Disclosure	196,000
Components of vessels and equipment, net:
Net book value	248,000
Golar Maria [Member]
Property, Plant and Equipment [Line Items]
Assets, Fair Value Disclosure	146,000
Components of vessels and equipment, net:
Net book value	$ 202,000